Goldman Sachs ActiveBeta_R US Large Cap Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.29%	13.90%	13.70%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.51%	14.39%
Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.14%	13.80%	13.58%
Performance Inception Date	Sep. 17, 2015
Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.80%	13.42%	13.62%
Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.51%	11.00%	11.63%